Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Fair Value of Investments
The following summarizes investment information measured at fair value on a recurring basis by the fair value hierarchy levels as described above:

	As of December 31, 2025
	Quoted Prices in	Significant
	Active Markets for	Observable
	Identical Assets	Inputs
	(Level 1)	(Level 2)	Total

Mutual funds	$92,180,568	$–	$92,180,568
Money market funds	4,461,148	–	4,461,148
LNC common stock	140,687,355	–	140,687,355
Brokerage account	215,965,436	2,427,593	218,393,029
Total investments measured at fair value	$453,294,507	$2,427,593	455,722,100
Collective investment trusts at NAV *			2,980,721,081
Total investments, at fair value			$3,436,443,181

	As of December 31, 2024
	Quoted Prices in	Significant
	Active Markets for	Observable
	Identical Assets	Inputs
	(Level 1)	(Level 2)	Total

Mutual funds	$92,250,726	$–	$92,250,726
Money market funds	3,304,562	–	3,304,562
LNC common stock	113,237,840	–	113,237,840
Brokerage account	178,654,373	7,190,718	185,845,091
Total investments measured at fair value	$387,447,501	$7,190,718	394,638,219
Collective investment trusts at NAV *			2,620,601,006
Total investments, at fair value			$3,015,239,225

*	In accordance with Subtopic 820-10, certain investments that were measured at net value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the line item presented in the Statements of Net Assets Available for Benefits.